Income Tax - Summary of Calculation of Income Tax Expense Accrued (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Calculation of the Income Tax Expense Accrued [Abstract]
Current income tax	$ (137)	$ (45)	$ (31)
Deferred income tax	1,349	(975)	(810)
Income tax expense	1,212	(1,020)	(841)
Income tax – Well abandonment	0	0	19
Income tax (expense)/ benefit	$ 1,212	$ (1,020)	$ (822)